Document And Entity Information	6 Months Ended
Apr. 30, 2026
Document Information Line Items
Entity Central Index Key	0001958133
Document Type	F-1
Entity Registrant Name	Decent Holding Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	4th Floor & 5th Floor North Zone
Entity Address, Address Line Two	Dingxin Building
Entity Address, Address Line Three	No. 106 Aokema Avenue
Entity Address, City or Town	Yantai
Entity Address, Country	CN
Entity Address, Postal Zip Code	264003
City Area Code	+86
Local Phone Number	0535-5247776
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	122 East 42nd Street, 18th Floor
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10168
Contact Personnel Name	Cogency Global Inc.
Entity Address, State or Province	NY